The Needham Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

October 28, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	The Needham Funds, Inc. (the “Company”)
Securities Act Registration No.: 033-98310 Investment Company Act Registration No.: 811-09114

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Company dated October 22, 2013, and filed electronically as Post-Effective Amendment No. 29 to the Company’s Registration Statement on Form  N-1A on October 22, 2013.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Alia M. Vasquez

Alia M. Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC